UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21855

HealthSharesTM, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550, New York, NY		10170
(Address of principal executive offices)		(Zip code)

William J. Kridel, Jr. HealthSharesTM, Inc. 420 Lexington Avenue Suite 2626 New York, NY 10170
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2008

Date of reporting period:	December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

	Shares	Market Value

COMMON STOCKS—99.8%

Biotechnology—66.2%
Active Biotech AB (Sweden)*	6,578	$59,794
Combinatorx, Inc.*	12,687	56,330
Cytos Biotechnology AG (Switzerland)*	901	67,248
Dynavax Technologies Corp.*	22,720	115,418
Genmab A/S (Denmark)*	2,948	178,612
Human Genome Sciences, Inc.*	9,036	94,336
Ligand Pharmaceuticals, Inc., Class B	15,731	75,981
Medarex, Inc.*	11,756	122,498
Millennium Pharmaceuticals, Inc.*	7,153	107,152
PDL BioPharma, Inc.*	3,941	69,046
Pharmacopeia, Inc.*	14,762	70,415
Rigel Pharmaceuticals, Inc.*	9,131	231,836
Synta Pharmaceuticals Corp.*	16,048	107,522
Vertex Pharmaceuticals, Inc.*	2,743	63,720
XOMA Ltd. (Bermuda)*	26,560	90,038
ZymoGenetics, Inc.*	6,608	77,115

Total Biotechnology		1,587,061

Life Sciences Tools & Services—4.9%
Enzo Biochem, Inc.*	9,245	117,781

Pharmaceuticals—28.7%
Aspreva Pharmaceuticals Corp. (Canada)*	5,504	143,104
Elan Corp. PLC ADR (Ireland)*	7,570	166,388
GW Pharmaceuticals PLC (United Kingdom)*	101,482	138,882
Sepracor, Inc.*	4,837	126,971
Watson Pharmaceuticals, Inc.*	4,134	112,197

Total Pharmaceuticals		687,542

Total Investments—99.8% (Cost $2,388,746)(a)		$2,392,384
Other assets less liabilities—0.2%		5,083

Net Assets—100.0%		$2,397,467

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized appreciation was $3,638 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $302,768 and aggregate gross unrealized depreciation of $299,130.

HEALTHSHARESTM AUTOIMMUNE-INFLAMMATION EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,548,318	64.6%
Denmark	178,612	7.4
Ireland	166,388	6.9
Canada	143,104	6.0
United Kingdom	138,882	5.8
Bermuda	90,038	3.8
Switzerland	67,248	2.8
Sweden	59,794	2.5

Total Investments	2,392,384	99.8
Other assets less liabilities	5,083	0.2

Net Assets	$2,397,467	100.0%

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.0%

Biotechnology—76.5%
Cephalon, Inc.*	3,956	$283,883
Human Genome Sciences, Inc.*	27,355	285,586
ImClone Systems, Inc.*	9,183	394,869
Isis Pharmaceuticals, Inc.*	24,591	387,308
Medarex, Inc.*	48,595	506,360
Millennium Pharmaceuticals, Inc.*	32,835	491,868
Myriad Genetics, Inc.*	6,043	280,516
Onyx Pharmaceuticals, Inc.*	21,551	1,198,666
OSI Pharmaceuticals, Inc.*	7,820	379,348
PDL BioPharma, Inc.*	27,978	490,175
Pharmion Corp.*	9,975	627,029
Regeneron Pharmaceuticals, Inc.*	16,165	390,385
Seattle Genetics, Inc.*	30,029	342,331
United Therapeutics Corp.*	6,299	615,097
Vertex Pharmaceuticals, Inc. *	20,078	466,412
ZymoGenetics, Inc.*	35,647	416,000

Total Biotechnology		7,555,833

Health Care Equipment & Supplies—3.3%
Hospira, Inc.*	7,736	329,863

Life Sciences Tools & Services—2.5%
Exelixis, Inc.*	28,850	248,976

Pharmaceuticals—17.7%
APP Pharmaceuticals, Inc.*	47,471	487,527
Ipsen S.A. (France)	8,763	528,493
MGI Pharma, Inc.*	10,454	423,701
Shire PLC ADR (United Kingdom)	4,457	307,310

Total Pharmaceuticals		1,747,031

Total Investments—100.0% (Cost $9,235,228)(a)		$9,881,703
Liabilities in excess of other assets—0.0%		(2,354)

Net Assets—100.0%		$9,879,349

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized appreciation was $646,475 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $829,236 and aggregate gross unrealized depreciation of $182,761.

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$9,045,900	91.6%
France	528,493	5.3
United Kingdom	307,310	3.1

Total Investments	9,881,703	100.0
Liabilities in excess of other assets	(2,354)	0.0

Net Assets	$9,879,349	100.0%

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.3%

Biotechnology—6.6%
BioSphere Medical, Inc.*	64,427	$330,511

Health Care Equipment & Supplies—92.7%
ABIOMED, Inc.*	13,250	205,905
AngioDynamics, Inc.*	9,282	176,729
Atrion Corp.	2,419	308,423
Boston Scientific Corp.*	20,688	240,601
C.R. Bard, Inc.	3,008	285,158
Cardiac Science Corp.*	30,903	250,005
CryoLife, Inc.*	31,857	253,263
Datascope Corp.	3,703	134,789
Edwards Lifesciences Corp.*	4,578	210,542
Endologix, Inc.*	49,873	139,644
ev3, Inc.*	10,352	131,574
Intuitive Surgical, Inc.*	1,061	344,295
Kensey Nash Corp.*	5,633	168,539
Merit Medical Systems, Inc.*	13,990	194,461
Possis Medical, Inc.*	13,482	196,568
Spectranetics (The) Corp.*	24,703	378,696
St. Jude Medical, Inc.*	4,940	200,762
Stereotaxis, Inc.*	16,809	205,406
Thoratec Corp.*	8,952	162,837
Vascular Solutions, Inc.*	39,879	259,214
Volcano Corp.*	14,660	183,397

Total Health Care Equipment & Supplies		4,630,808

Total Investments—99.3% (Cost $4,967,804)(a)		$4,961,319
Other assets less liabilities—0.7%		34,008

Net Assets—100.0%		$4,995,327

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $6,485 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $374,055 and aggregate gross unrealized depreciation of $380,540.

HEALTHSHARESTM CARDIO DEVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$4,961,319	99.3%

Total Investments	4,961,319	99.3
Other assets less liabilities	34,008	0.7

Net Assets	$4,995,327	100.0%

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.8%

Biotechnology—61.0%
Alexion Pharmaceuticals, Inc.*	2,514	$188,624
Amylin Pharmaceuticals, Inc.*	2,613	96,681
Angiotech Pharmaceuticals, Inc. (Canada)*	34,541	120,203
CV Therapeutics, Inc.*	8,836	79,966
Encysive Pharmaceuticals, Inc.*	125,867	106,987
Human Genome Sciences, Inc.*	9,159	95,620
Millennium Pharmaceuticals, Inc.*	10,438	156,361
Momenta Pharmaceuticals, Inc.*	15,026	107,286
Nuvelo, Inc.*	54,467	99,675
Speedel Holding AG (Switzerland)*	521	59,272
United Therapeutics Corp.*	1,498	146,280
Vical, Inc.*	26,913	114,380

Total Biotechnology		1,371,335

Chemicals—3.1%
Solvay SA (Belgium)	491	68,700

Health Care Equipment & Supplies—5.7%
Edwards Lifesciences Corp.*	1,479	68,020
Hospira, Inc.*	1,432	61,060

Total Health Care Equipment & Supplies		129,080

Pharmaceuticals—30.0%
Barr Pharmaceuticals, Inc.*	3,787	201,090
Biovail Corp. (Canada)	6,439	86,669
Cardiome Pharma Corp. (Canada)*	7,434	66,311
Medicines (The) Co.*	4,477	85,779
Mylan, Inc.	4,444	62,483
Par Pharmaceutical Cos., Inc.*	3,758	90,192
Watson Pharmaceuticals, Inc.*	3,032	82,288

Total Pharmaceuticals		674,812

Total Investments—99.8% (Cost $2,371,966)(a)		$2,243,927
Other assets less liabilities—0.2%		5,091

Net Assets—100.0%		$2,249,018

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $128,039 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $231,238 and aggregate gross unrealized depreciation of $359,277.

HEALTHSHARESTM CARDIOLOGY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,842,772	81.9%
Canada	273,183	12.2
Belgium	68,700	3.1
Switzerland	59,272	2.6

Total Investments	2,243,927	99.8
Other assets less liabilities	5,091	0.2

Net Assets	$2,249,018	100.0%

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.8%

Biotechnology—29.0%
Actelion Ltd. (Switzerland)*	1,449	$66,617
Alexion Pharmaceuticals, Inc.*	912	68,427
Alkermes, Inc.*	4,610	71,869
Amylin Pharmaceuticals, Inc.*	1,702	62,974
Array BioPharma, Inc.*	6,168	51,935
Basilea Pharmaceutica AG (Switzerland)*	329	64,077
Cephalon, Inc.*	900	64,584
Dendreon Corp.*	8,948	55,657
Genmab A/S (Denmark)*	1,067	64,647
Geron Corp.*	10,089	57,306
GTx, Inc.*	4,346	62,365
Human Genome Sciences, Inc.*	6,304	65,814
ImClone Systems, Inc.*	1,603	68,929
LifeCell Corp.*	1,516	65,355
Medarex, Inc.*	6,601	68,782
Millennium Pharmaceuticals, Inc.*	4,477	67,065
Onyx Pharmaceuticals, Inc.*	1,204	66,966
OSI Pharmaceuticals, Inc.*	1,427	69,224
PDL BioPharma, Inc.*	3,718	65,139
Pharmion Corp.*	1,063	66,820
Progenics Pharmaceuticals, Inc.*	3,423	61,854
Theravance, Inc.*	3,005	58,598
United Therapeutics Corp.*	661	64,547
Vertex Pharmaceuticals, Inc.*	2,646	61,467

Total Biotechnology		1,541,018

Chemicals—2.6%
Sigma-Aldrich Corp.	1,280	69,888
Solvay SA (Belgium)	473	66,181

Total Chemicals		136,069

Health Care Equipment & Supplies—25.3%
Advanced Medical Optics, Inc.*	2,601	63,803
Align Technology, Inc.*	3,700	61,716
ArthroCare Corp.*	1,282	61,600
Beckman Coulter, Inc.	919	66,903
Boston Scientific Corp.*	5,500	63,965
C.R. Bard, Inc.	789	74,797
Cooper (The) Cos., Inc.	1,698	64,524
DENTSPLY International, Inc.	1,491	67,125
Edwards Lifesciences Corp.*	1,386	63,742
Hologic, Inc.*	1,040	71,386
Hospira, Inc.*	1,541	65,708
Intuitive Surgical, Inc.*	207	67,172
Inverness Medical Innovations, Inc.*	1,174	65,955
Mentor Corp.	1,764	68,972
ResMed, Inc.*	1,434	75,328
Respironics, Inc.*	1,302	85,255
Smith & Nephew PLC ADR (United Kingdom)	1,105	63,449
St. Jude Medical, Inc.*	1,561	63,439
Varian Medical Systems, Inc.*	1,323	69,008
Zimmer Holdings, Inc.*	974	64,430

Total Health Care Equipment & Supplies		1,348,277

		Market
	Shares	Value

COMMON STOCKS (Continued)
Health Care Providers & Services—7.6%
DaVita, Inc.*	1,182	66,606
Express Scripts, Inc.*	961	70,153
Fresenius Medical Care AG & Co. ADR (Germany)	1,281	68,716
Health Net, Inc.*	1,344	64,915
Humana, Inc.*	899	67,704
Laboratory Corp. of America Holdings*	882	66,617

Total Health Care Providers & Services		404,711

Life Sciences Tools & Services—3.8%
Applera Corp. - Applied Biosystems Group	2,035	69,027
Invitrogen Corp.*	699	65,294
Waters Corp.*	848	67,051

Total Life Sciences Tools & Services		201,372

Machinery—1.3%
Pall Corp.	1,669	67,294

Pharmaceuticals—29.0%
Adams Respiratory Therapeutics, Inc.*	1,098	65,595
Allergan, Inc.	1,044	67,067
APP Pharmaceuticals, Inc.*	6,255	64,239
Barr Pharmaceuticals, Inc.*	1,265	67,172
Biovail Corp. (Canada)	4,529	60,960
Dr. Reddy’s Laboratories Ltd. ADR (India)	3,788	68,790
Elan Corp. PLC ADR (Ireland)*	3,009	66,138
Endo Pharmaceuticals Holdings, Inc.*	2,424	64,648
Forest Laboratories, Inc.*	1,824	66,485
H. Lundbeck A/S (Denmark)	2,326	62,938
Ipsen S.A. (France)	1,191	71,829
King Pharmaceuticals, Inc.*	6,634	67,932
Medicis Pharmaceutical Corp., Class A	2,551	66,249
MGI Pharma, Inc.*	1,684	68,253
Mylan, Inc.	4,954	69,653
Perrigo Co.	2,080	72,821
Richter Gedeon Nyrt. (Hungary)	310	74,403
Sepracor, Inc.*	2,637	69,221
Shire PLC ADR (United Kingdom)	967	66,675
UCB SA (Belgium)	1,423	64,537
Valeant Pharmaceuticals International*	5,675	67,930
Warner Chilcott Ltd., Class A (Bermuda)*	3,689	65,406
Watson Pharmaceuticals, Inc.*	2,351	63,806

Total Pharmaceuticals		1,542,747

Specialty Retail—1.2%
Fielmann AG (Germany)	1,014	66,713

Total Investments—99.8% (Cost $5,334,912)(a)		$5,308,201
Other assets less liabilities—0.2%		9,620

Net Assets—100.0%		$5,317,821

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $26,711 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $407,260 and aggregate gross unrealized depreciation of $433,971.

HEALTHSHARESTM COMPOSITE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets

United States	$4,246,125	79.8%
Germany	135,429	2.6
Belgium	130,718	2.5
Switzerland	130,694	2.5
United Kingdom	130,124	2.4
Denmark	127,585	2.4
Hungary	74,403	1.4
France	71,829	1.4
India	68,790	1.3
Ireland	66,138	1.2
Bermuda	65,406	1.2
Canada	60,960	1.1

Total Investments	5,308,201	99.8
Other assets less liabilities	9,620	0.2

Net Assets	$5,317,821	100.0%

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.0%

Biotechnology—34.3%
Angiotech Pharmaceuticals, Inc. (Canada)*	32,667	$113,681
Basilea Pharmaceutica AG (Switzerland)*	836	162,821
Innogenetics NV (Belgium)*	8,247	67,281
LifeCell Corp.*	5,026	216,671
Ligand Pharmaceuticals, Inc., Class B	16,106	77,792
Medigene AG (Germany)*	9,650	75,482
QLT, Inc. (Canada)*	14,135	62,477

Total Biotechnology		776,205

Health Care Equipment & Supplies—13.0%
Integra LifeSciences Holdings Corp.*	2,157	90,443
Mentor Corp.	2,719	106,313
Smith & Nephew PLC ADR (United Kingdom)	1,686	96,810

Total Health Care Equipment & Supplies		293,566

Pharmaceuticals—52.7%
Barrier Therapeutics, Inc.*	18,030	71,038
Bradley Pharmaceuticals, Inc.*	7,090	139,673
CollaGenex Pharmaceuticals, Inc.*	12,780	122,049
Medicis Pharmaceutical Corp., Class A	3,170	82,325
Mylan, Inc.	5,910	83,095
Obagi Medical Products, Inc.*	3,506	64,125
Perrigo Co.	7,454	260,965
PhotoCure ASA (Norway)*	10,387	87,995
Shire PLC ADR (United Kingdom)	941	64,882
Sinclair Pharma PLC (United Kingdom)*	63,389	88,958
SkyePharma PLC (United Kingdom)*	211,903	51,672
Valeant Pharmaceuticals International*	6,322	75,674

Total Pharmaceuticals		1,192,451

Total Investments—100.0% (Cost $2,501,570)(a)		$2,262,222
Liabilities in excess of other assets—0.0%		(628)

Net Assets—100.0%		$2,261,594

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $239,348 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $215,480 and aggregate gross unrealized depreciation of $454,828.

HEALTHSHARESTM DERMATOLOGY AND WOUND CARE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets

United States	$1,390,163	61.4%
United Kingdom	302,322	13.4
Canada	176,158	7.8
Switzerland	162,821	7.2
Norway	87,995	3.9
Germany	75,482	3.3
Belgium	67,281	3.0

Total Investments	2,262,222	100.0
Liabilities in excess of other assets	(628)	0.0

Net Assets	$2,261,594	100.0%

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.7%

Biotechnology—8.7%
Applera Corp. - Celera Group*	92,439	$1,467,007
Myriad Genetics, Inc.*	66,533	3,088,462

Total Biotechnology		4,555,469

Health Care Equipment & Supplies—69.2%
Beckman Coulter, Inc.	29,106	2,118,917
C.R. Bard, Inc.	29,229	2,770,909
Gen-Probe, Inc.*	23,706	1,491,819
Given Imaging Ltd. (Israel)*	86,026	2,000,105
Hologic, Inc.*	43,479	2,984,399
IDEXX Laboratories, Inc.*	42,358	2,483,450
Immucor, Inc.*	43,200	1,468,368
Inverness Medical Innovations, Inc.*	35,845	2,013,772
Meridian Bioscience, Inc.	172,269	5,181,851
Merit Medical Systems, Inc.*	178,136	2,476,090
OraSure Technologies, Inc.*	208,083	1,849,858
Quidel Corp.*	159,805	3,111,402
ResMed, Inc.*	40,647	2,135,187
SonoSite, Inc.*	73,759	2,483,466
Varian Medical Systems, Inc.*	34,969	1,823,983

Total Health Care Equipment & Supplies		36,393,576

Health Care Providers & Services—4.6%
Laboratory Corp. of America Holdings*	32,083	2,423,229

Life Sciences Tools & Services—17.2%
AMAG Pharmaceuticals, Inc.*	41,000	2,465,330
Bio-Rad Laboratories, Inc., Class A*	19,003	1,969,091
Techne Corp.*	35,884	2,370,138
Ventana Medical Systems, Inc.*	25,745	2,245,736

Total Life Sciences Tools & Services		9,050,295

Total Investments—99.7% (Cost $48,670,302)(a)		$52,422,569
Other assets less liabilities—0.3%		152,830

Net Assets—100.0%		$52,575,399

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized appreciation was $3,752,267 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,487,845 and aggregate gross unrealized depreciation of $735,578.

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$50,422,464	95.9%
Israel	2,000,105	3.8

Total Investments	52,422,569	99.7
Other assets less liabilities	152,830	0.3

Net Assets	$52,575,399	100.0%

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.1%

Biotechnology—100.1%
ADVENTRX Pharmaceuticals, Inc.*	526,824	$237,071
AEterna Zentaris, Inc. (Canada)*	106,366	160,613
Allos Therapeutics, Inc.*	48,921	307,713
ARIAD Pharmaceuticals, Inc.*	37,162	157,939
Array BioPharma, Inc.*	33,457	281,708
BioCryst Pharmaceuticals, Inc.*	32,448	200,529
Cell Genesys, Inc.*	78,842	181,337
Coley Pharmaceutical Group, Inc.*	85,844	686,751
Cytokinetics, Inc.*	41,156	194,668
Dendreon Corp.*	58,255	362,346
Enzon Pharmaceuticals, Inc.*	27,235	259,550
Geron Corp.*	23,062	130,992
GPC Biotech AG ADR (Germany)*	64,419	231,908
GTx, Inc.*	16,908	242,630
ImmunoGen, Inc.*	45,947	190,680
Keryx Biopharmaceuticals, Inc.*	17,506	147,050
Marshall Edwards, Inc. (Australia)*	52,448	151,575
Peregrine Pharmaceuticals, Inc.*	624,574	231,092
Progenics Pharmaceuticals, Inc.*	11,795	213,136
QLT, Inc. (Canada)*	47,421	209,601
Telik, Inc.*	92,359	320,486
XOMA Ltd. (Bermuda)*	109,329	370,624

Total Investments—100.1% (Cost $6,851,438)(a)		$5,469,999
Liabilities in excess of other assets—(0.1%)		(6,407)

Net Assets—100.0%		$5,463,592

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $1,381,439 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $508,203 and aggregate gross unrealized depreciation of $1,889,642.

HEALTHSHARESTM EMERGING CANCER EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets

United States	$4,345,678	79.5%
Bermuda	370,624	6.8
Canada	370,214	6.8
Germany	231,908	4.2
Australia	151,575	2.8

Total Investments	5,469,999	100.1
Liabilities in excess of other assets	(6,407)	(0.1)

Net Assets	$5,463,592	100.0%

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.8%

Biotechnology—28.8%
Applera Corp. - Celera Group*	19,869	$315,321
Cepheid, Inc.*	25,642	675,667
Human Genome Sciences, Inc.*	29,981	313,002
Millennium Pharmaceuticals, Inc.*	35,945	538,456
Sangamo BioSciences, Inc.*	69,739	912,883

Total Biotechnology		2,755,329

Chemicals—10.1%
Sigma-Aldrich Corp.	9,071	495,276
Symyx Technologies, Inc.*	61,429	471,775

Total Chemicals		967,051

Health Care Equipment & Supplies—6.8%
Beckman Coulter, Inc.	4,508	328,182
Hillenbrand Industries, Inc.	5,704	317,884

Total Health Care Equipment & Supplies		646,066

Life Sciences Tools & Services—50.4%
Accelrys, Inc.*	50,436	379,783
Affymetrix, Inc.*	10,129	234,385
Applera Corp. - Applied Biosystems Group	9,031	306,332
Cambrex Corp.	55,442	464,604
Illumina, Inc.*	15,594	924,100
Invitrogen Corp.*	5,445	508,617
Luminex Corp.*	20,283	329,396
Millipore Corp.*	3,711	271,571
PerkinElmer, Inc.	15,040	391,341
QIAGEN N.V. (Netherlands)*	14,703	309,498
Techne Corp.*	4,792	316,512
Waters Corp.*	4,899	387,364

Total Life Sciences Tools & Services		4,823,503

Machinery—3.7%
Pall Corp.	8,783	354,131

Total Investments—99.8% (Cost $8,168,327)(a)		$9,546,080
Other assets less liabilities—0.2%		14,822

Net Assets—100.0%		$9,560,902

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized appreciation was $1,377,753 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,775,723 and aggregate gross unrealized depreciation of $397,970.

HEALTHSHARESTM ENABLING TECHNOLOGIES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$9,236,582	96.6%
Netherlands	309,498	3.2

Total Investments	9,546,080	99.8
Other assets less liabilities	14,822	0.2

Net Assets	$9,560,902	100.0%

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.2%

Biotechnology—49.9%
Actelion Ltd. (Switzerland)*	2,606	$119,809
Basilea Pharmaceutica AG (Switzerland)*	544	105,951
Bavarian Nordic A/S (Denmark)*	1,863	107,030
Crucell NV ADR (Netherlands)*	6,834	113,034
Cytos Biotechnology AG (Switzerland)*	1,061	79,190
Genmab A/S (Denmark)*	3,593	217,692
GPC Biotech AG (Germany)*	25,476	100,940
Grifols S.A. (Spain)	4,787	107,852
NicOx S.A. (France)*	7,005	112,658
Zeltia S.A. (Spain)	9,587	85,642

Total Biotechnology		1,149,798

Health Care Equipment & Supplies—5.4%
Omega Pharma S.A. (Belgium)	1,770	123,439

Pharmaceuticals—44.9%
Alk-Abello A/S (Denmark)	919	108,117
Elan Corp. PLC ADR (Ireland)*	6,314	138,782
FAES FARMA S.A. (Spain)	3,851	50,898
H. Lundbeck A/S (Denmark)	3,127	84,612
Hikma Pharmaceuticals PLC (United Kingdom)	7,989	75,261
Intercell AG (Austria)*	3,464	134,210
Ipsen S.A. (France)	1,243	74,965
Meda AB, Class A (Sweden)	5,919	73,264
Recordati S.p.A. (Italy)	6,845	61,197
Richter Gedeon Nyrt. (Hungary)	618	148,328
Stada Arzneimittel AG (Germany)	1,361	83,673

Total Pharmaceuticals		1,033,307

Total Investments—100.2% (Cost $2,528,186)(a)		$2,306,544
Liabilities in excess of other assets—(0.2%)		(5,163)

Net Assets—100.0%		$2,301,381

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $221,642 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $141,246 and aggregate gross unrealized depreciation of $362,888.

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets

Denmark	$517,451	22.4%
Switzerland	304,950	13.3
Spain	244,392	10.6
France	187,623	8.2
Germany	184,613	8.0
Hungary	148,328	6.4
Ireland	138,782	6.0
Austria	134,210	5.8
Belgium	123,439	5.4
Netherlands	113,034	4.9
United Kingdom	75,261	3.3
Sweden	73,264	3.2
Italy	61,197	2.7

Total Investments	2,306,544	100.2
Liabilities in excess of other assets	(5,163)	(0.2)

Net Assets	$2,301,381	100.0%

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES

EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—98.4%

Biotechnology—5.4%
Q-MED AB (Sweden)	9,567	$124,339

Health Care Equipment & Supplies—85.5%
Carl Zeiss Meditec AG (Germany)	4,682	81,802
Coloplast A/S, Class B (Denmark)	700	60,735
Consort Medical PLC (United Kingdom)	8,022	96,370
Corin Group PLC (United Kingdom)	16,135	175,206
Draegerwerk AG (Germany)	981	71,427
Elekta AB, Class B (Sweden)	9,616	160,311
Getinge AB, Class B (Sweden)	5,342	143,402
Gyrus Group PLC (United Kingdom)*	7,656	94,488
Ion Beam Applications (Belgium)*	3,186	88,504
Nobel Biocare Holding AG (Switzerland)	278	74,402
Optos PLC (United Kingdom)*	43,951	104,549
Prim SA (Spain)	4,491	69,272
Sartorius Stedim Biotech (France)	2,237	120,685
Sonova Holding AG (Switzerland)	1,680	189,792
Sorin S.p.A. (Italy)*	31,188	61,512
SSL International PLC (United Kingdom)	11,604	123,579
Straumann Holding AG (Switzerland)	408	112,527
William Demant Holding A/S (Denmark)*	754	69,929
Ypsomed Holding AG (Switzerland)*	1,006	82,637

Total Health Care Equipment & Supplies		1,981,129

Health Care Providers & Services—2.7%
Synergy Healthcare PLC (United Kingdom)	4,068	64,013

Life Sciences Tools & Services—4.8%
Tecan Group AG (Switzerland)	1,843	110,696

Total Common Stocks—98.4% (Cost $2,445,084)		2,280,177

	Number	Market
	of Rights	Value

RIGHTS—0.0%
Health Care Equipment & Supplies—0.0%
Sartorius Stedim Biotech Rights 07/27/09 (Cost $0)	2,721	0

Total Investments—98.4% (Cost $2,445,084)(a)		$2,280,177
Other assets less liabilities—1.6%		36,571

Net Assets—100.0%		$2,316,748

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $164,907 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $106,839 and aggregate gross unrealized depreciation of $271,746.

HEALTHSHARESTM EUROPEAN MEDICAL PRODUCTS AND DEVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United Kingdom	$658,205	28.4%
Switzerland	570,054	24.6
Sweden	428,052	18.5
Germany	153,229	6.6
Denmark	130,664	5.6
France	120,685	5.2
Belgium	88,504	3.8
Spain	69,272	3.0
Italy	61,512	2.7

Total Investments	2,280,177	98.4
Other assets less liabilities	36,571	1.6

Net Assets	$2,316,748	100.0%

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.3%

Biotechnology—21.1%
AEterna Zentaris, Inc. (Canada)*	71,820	$108,448
Alizyme PLC (United Kingdom)*	81,436	93,211
Indevus Pharmaceuticals, Inc.*	10,310	71,655
Ligand Pharmaceuticals, Inc., Class B	13,876	67,021
Medarex, Inc.*	7,312	76,191
Theravance, Inc.*	2,567	50,057

Total Biotechnology		466,583

Chemicals—3.1%
Solvay SA (Belgium)	485	67,860

Health Care Equipment & Supplies—4.4%
Mentor Corp.	2,484	97,124

Pharmaceuticals—71.7%
Adolor Corp.*	24,381	112,153
Auxilium Pharmaceuticals, Inc.*	6,384	191,456
Axcan Pharma, Inc. (Canada)*	6,263	144,049
Barr Pharmaceuticals, Inc.*	1,766	93,775
Dr. Reddy’s Laboratories Ltd. ADR (India)	6,509	118,203
King Pharmaceuticals, Inc.*	8,144	83,395
Nastech Pharmaceutical Co., Inc.*	28,251	107,354
Noven Pharmaceuticals, Inc.*	3,611	50,121
Perrigo Co.	3,415	119,559
Richter Gedeon Nyrt. (Hungary)	1,099	263,773
Salix Pharmaceuticals Ltd.*	7,365	58,036
Santarus, Inc.*	35,411	97,380
Warner Chilcott Ltd., Class A (Bermuda)*	4,175	74,023
Watson Pharmaceuticals, Inc.*	2,787	75,639

Total Pharmaceuticals		1,588,916

Total Investments—100.3% (Cost $2,395,541)(a)		$2,220,483
Liabilities in excess of other assets—(0.3%)		(6,315)

Net Assets—100.0%		$2,214,168

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $175,058 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $234,658 and aggregate gross unrealized depreciation of $409,716.

HEALTHSHARESTM GI/GENDER HEALTH EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,350,916	61.0%
Hungary	263,773	11.9
Canada	252,497	11.4
India	118,203	5.4
United Kingdom	93,211	4.2
Bermuda	74,023	3.3
Belgium	67,860	3.1

Total Investments	2,220,483	100.3
Liabilities in excess of other assets	(6,315)	(0.3)

Net Assets	$2,214,168	100.0%

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.4%

Biotechnology—42.1%
Basilea Pharmaceutica AG (Switzerland)*	633	$123,283
Bavarian Nordic A/S (Denmark)*	1,066	61,242
Crucell NV ADR (Netherlands)*	6,526	107,940
Cubist Pharmaceuticals, Inc.*	3,707	76,031
Human Genome Sciences, Inc.*	6,622	69,134
Idenix Pharmaceuticals, Inc.*	36,597	98,812
Innogenetics NV (Belgium)*	6,002	48,966
Medarex, Inc.*	5,292	55,143
Theravance, Inc.*	3,321	64,760
Vertex Pharmaceuticals, Inc.*	4,070	94,546

Total Biotechnology		799,857

Chemicals—5.9%
Solvay SA (Belgium)	802	112,214

Health Care Equipment & Supplies—9.5%
Hospira, Inc.*	4,247	181,092

Life Sciences Tools & Services—11.4%
Enzo Biochem, Inc.*	9,686	123,400
Nektar Therapeutics*	13,961	93,678

Total Life Sciences Tools & Services		217,078

Pharmaceuticals—30.5%
APP Pharmaceuticals, Inc.*	7,536	77,395
Barr Pharmaceuticals, Inc.*	1,284	68,180
Flamel Technologies S.A. ADR (France)*	5,948	59,361
King Pharmaceuticals, Inc.*	5,876	60,170
Mylan, Inc.	5,007	70,398
Valeant Pharmaceuticals International*	8,318	99,567
ViroPharma, Inc.*	10,162	80,687
Watson Pharmaceuticals, Inc.*	2,346	63,670

Total Pharmaceuticals		579,428

Total Investments—99.4% (Cost $2,464,490)(a)		$1,889,669
Other assets less liabilities—0.6%		11,056

Net Assets—100.0%		$1,900,725

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $574,821 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $19,579 and aggregate gross unrealized depreciation of $594,400.

HEALTHSHARESTM INFECTIOUS DISEASE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,376,663	72.4%
Belgium	161,180	8.5
Switzerland	123,283	6.5
Netherlands	107,940	5.7
Denmark	61,242	3.2
France	59,361	3.1

Total Investments	1,889,669	99.4
Other assets less liabilities	11,056	0.6

Net Assets	$1,900,725	100.0%

HEALTHSHARESTM METABOLIC-ENDOCRINE DISORDERS EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.1%

Biotechnology—49.7%
Alkermes, Inc.*	5,030	$78,418
Amylin Pharmaceuticals, Inc.*	2,592	95,904
Arena Pharmaceuticals, Inc.*	8,086	63,313
Human Genome Sciences, Inc.*	8,572	89,492
Indevus Pharmaceuticals, Inc.*	18,211	126,566
Ligand Pharmaceuticals, Inc., Class B	13,595	65,664
Mannkind Corp.*	10,557	84,034
NicOx S.A. (France)*	7,422	119,365
NPS Pharmaceuticals, Inc.*	17,281	66,186
OSI Pharmaceuticals, Inc.*	2,300	111,573
Tercica, Inc.*	20,625	139,838

Total Biotechnology		1,040,353

Chemicals—4.1%
Solvay SA (Belgium)	608	85,070

Health Care Equipment & Supplies—4.3%
Hospira, Inc.*	2,137	91,122

Life Sciences Tools & Services—4.9%
Nektar Therapeutics*	15,448	103,656

Pharmaceuticals—37.1%
DepoMed, Inc.*	48,583	158,381
Dr. Reddy’s Laboratories Ltd. ADR (India)	3,803	69,062
Emisphere Technologies, Inc.*	25,792	70,412
Flamel Technologies S.A. ADR (France)*	10,156	101,357
Ipsen S.A. (France)	1,425	85,941
Nastech Pharmaceutical Co., Inc. *	27,050	102,790
Prostrakan Group PLC (United Kingdom)*	70,674	93,555
Watson Pharmaceuticals, Inc. *	3,482	94,501

Total Pharmaceuticals		775,999

Total Investments—100.1% (Cost $2,339,898)(a)		$2,096,200
Liabilities in excess of other assets—(0.1%)		(2,041)

Net Assets—100.0%		$2,094,159

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $243,698 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $146,491 and aggregate gross unrealized depreciation of $390,189.

HEALTHSHARESTM METABOLIC-ENDOCRINE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,541,849	73.6%
France	306,663	14.6
United Kingdom	93,555	4.5
Belgium	85,070	4.1
India	69,062	3.3

Total Investments	2,096,200	100.1
Liabilities in excess of other assets	(2,041)	(0.1)

Net Assets	$2,094,159	100.0%

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.7%

Biotechnology—12.1%
Cephalon, Inc.*	965	$69,248
Millennium Pharmaceuticals, Inc.*	9,268	138,835
Neurochem, Inc. (Canada)*	29,019	64,712

Total Biotechnology		272,795

Chemicals—2.9%
Solvay SA (Belgium)	474	66,321

Pharmaceuticals—84.7%
Adolor Corp.*	27,196	125,102
APP Pharmaceuticals, Inc.*	9,106	93,519
Aspreva Pharmaceuticals Corp. (Canada)*	4,321	112,346
Barr Pharmaceuticals, Inc.*	1,677	89,049
Biovail Corp. (Canada)	6,394	86,063
Elan Corp. PLC ADR (Ireland)*	5,488	120,626
Endo Pharmaceuticals Holdings, Inc.*	3,435	91,611
Forest Laboratories, Inc.*	5,087	185,421
H. Lundbeck A/S (Denmark)	4,523	122,386
Ipsen SA (France)	1,855	111,874
King Pharmaceuticals, Inc.*	7,398	75,756
MGI Pharma, Inc.*	4,893	198,312
Mylan, Inc.	4,528	63,664
Par Pharmaceutical Cos., Inc.*	3,718	89,232
Sepracor, Inc.*	2,742	71,978
Shire PLC ADR (United Kingdom)	1,286	88,670
Valeant Pharmaceuticals International*	9,254	110,770
Watson Pharmaceuticals, Inc.*	2,540	68,936

Total Pharmaceuticals		1,905,315

Total Investments—99.7% (Cost $2,483,000)(a)		$2,244,431
Other assets less liabilities—0.3%		6,876

Net Assets—100.0%		$2,251,307

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $238,569 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $258,365 and aggregate gross unrealized depreciation of $496,934.

HEALTHSHARESTM NEUROSCIENCE EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,471,433	65.4%
Canada	263,121	11.7
Denmark	122,386	5.4
Ireland	120,626	5.4
France	111,874	5.0
United Kingdom	88,670	3.9
Belgium	66,321	2.9

Total Investments	2,244,431	99.7
Other assets less liabilities	6,876	0.3

Net Assets	$2,251,307	100.0%

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—100.4%

Biotechnology—24.8%
Isis Pharmaceuticals, Inc.*	6,543	$103,052
Opko Health, Inc.*	21,989	62,669
OSI Pharmaceuticals, Inc.*	2,527	122,585
QLT, Inc. (Canada)*	19,889	87,909
Regeneron Pharmaceuticals, Inc.*	6,257	151,107

Total Biotechnology		527,322

Health Care Equipment & Supplies—29.2%
Advanced Medical Optics, Inc.*	2,741	67,237
Anika Therapeutics, Inc.*	5,743	83,388
Carl Zeiss Meditec AG (Germany)	5,163	90,205
Cooper (The) Cos., Inc.	1,794	68,172
InSite Vision, Inc.*	74,100	55,575
Novadaq Technologies, Inc. (Canada)*	22,371	135,547
Shamir Optical Industry Ltd. (Israel)	12,037	120,370

Total Health Care Equipment & Supplies		620,494

Health Care Providers & Services—14.0%
AmSurg Corp.*	3,915	105,940
LCA-Vision, Inc.	2,918	58,272
NovaMed, Inc.*	15,880	67,490
TLC Vision Corp. (Canada)*	19,978	66,527

Total Health Care Providers & Services		298,229

Pharmaceuticals—22.2%
Akorn, Inc.*	16,505	121,147
Allergan, Inc.	1,408	90,450
Hi-Tech Pharmacal Co., Inc.*	8,884	86,264
Inspire Pharmaceuticals, Inc.*	13,643	81,585
Ista Pharmaceuticals, Inc.*	18,799	92,115

Total Pharmaceuticals		471,561

Specialty Retail—10.2%
Fielmann AG (Germany)	3,312	217,904

Total Investments—100.4% (Cost $2,413,969)(a)		$2,135,510
Liabilities in excess of other assets—(0.4%)		(8,280)

Net Assets—100.0%		$2,127,230

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $278,459 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $151,831 and aggregate gross unrealized depreciation of $430,290.

HEALTHSHARESTM OPHTHALMOLOGY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,417,048	66.6%
Germany	308,109	14.5
Canada	289,983	13.6
Israel	120,370	5.7

Total Investments	2,135,510	100.4
Liabilities in excess of other assets	(8,280)	(0.4)

Net Assets	$2,127,230	100.0%

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.6%

Biotechnology—9.1%
LifeCell Corp.*	5,421	$233,699

Health Care Equipment & Supplies—86.5%
Align Technology, Inc.*	5,612	93,608
Anika Therapeutics, Inc.*	13,082	189,951
ArthroCare Corp.*	2,282	109,650
Atrion Corp.	796	101,490
CONMED Corp.*	3,659	84,559
Corin Group PLC (United Kingdom)	16,664	180,950
DENTSPLY International, Inc.	2,253	101,430
Exactech, Inc.*	5,800	120,350
Integra LifeSciences Holdings Corp.*	3,004	125,958
Kensey Nash Corp.*	2,833	84,763
Lifecore Biomedical, Inc.*	5,885	85,038
Merit Medical Systems, Inc.*	8,571	119,137
Orthofix International N.V. (Netherlands Antilles)*	2,266	131,360
Orthovita, Inc.*	36,705	128,100
Regeneration Technologies, Inc.*	13,964	121,208
Smith & Nephew PLC ADR (United Kingdom)	1,694	97,269
Symmetry Medical, Inc.*	6,006	104,685
Wright Medical Group, Inc.*	3,347	97,632
Young Innovations, Inc.	3,080	73,643
Zimmer Holdings, Inc.*	950	62,843

Total Health Care Equipment & Supplies		2,213,624

Pharmaceuticals—4.0%
Emisphere Technologies, Inc.*	37,057	101,166

Total Investments—99.6% (Cost $2,577,882)(a)		$2,548,489
Other assets less liabilities—0.4%		10,459

Net Assets—100.0%		$2,558,948

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $29,393 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $229,165 and aggregate gross unrealized depreciation of $258,558.

HEALTHSHARESTM ORTHOPEDIC REPAIR EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$2,138,910	83.6%
United Kingdom	278,219	10.9
Netherlands Antilles	131,360	5.1

Total Investments	2,548,489	99.6
Other assets less liabilities	10,459	0.4

Net Assets	$2,558,948	100.0%

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.2%

Health Care Providers & Services—99.2%
Apria Healthcare Group, Inc.*	7,729	$166,715
Brookdale Senior Living, Inc.	4,266	121,197
Chemed Corp.	4,082	228,102
Community Health Systems, Inc.*	3,808	140,363
DaVita, Inc.*	6,422	361,879
Emeritus Corp.*	6,917	173,963
Express Scripts, Inc.*	3,152	230,096
Fresenius Medical Care AG & Co. ADR (Germany)	4,240	227,445
Health Management Associates, Inc., Class A	41,916	250,658
Health Net, Inc.*	8,678	419,146
HEALTHSOUTH Corp.*	14,623	307,083
Healthways, Inc.*	3,788	221,371
Humana, Inc.*	3,855	290,320
Kindred Healthcare, Inc.*	9,274	231,665
LifePoint Hospitals, Inc.*	7,124	211,868
Lincare Holdings, Inc.*	4,417	155,302
Magellan Health Services, Inc.*	3,454	161,060
Pediatrix Medical Group, Inc.*	4,833	329,369
Psychiatric Solutions, Inc.*	6,044	196,430
Sunrise Senior Living, Inc.*	4,386	134,562
Tenet Healthcare Corp.*	64,553	327,929
Universal Health Services, Inc., Class B	2,505	128,256

Total Investments—99.2% (Cost $5,161,861)(a)		$5,014,779
Other assets less liabilities—0.8%		39,912

Net Assets—100.0%		$5,054,691

ADR - American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $147,082 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $385,289 and aggregate gross unrealized depreciation of $532,371.

HEALTHSHARESTM PATIENT CARE SERVICES EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$4,787,334	94.7%
Germany	227,445	4.5

Total Investments	5,014,779	99.2
Other assets less liabilities	39,912	0.8

Net Assets	$5,054,691	100.0%

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

PORTFOLIO OF INVESTMENTS

December 31, 2007 (Unaudited)

		Market
	Shares	Value

COMMON STOCKS—99.3%

Biotechnology—28.7%
Actelion Ltd. (Switzerland)*	2,022	$92,960
Alnylam Pharmaceuticals, Inc.*	3,604	104,804
Encysive Pharmaceuticals, Inc.*	65,198	55,418
InterMune, Inc.*	7,617	101,535
Medarex, Inc.*	5,795	60,384
Theravance, Inc.*	4,816	93,912
United Therapeutics Corp.*	1,174	114,642

Total Biotechnology		623,655

Health Care Equipment & Supplies—9.9%
ResMed, Inc.*	2,309	121,291
Respironics, Inc.*	1,449	94,881

Total Health Care Equipment & Supplies		216,172

Life Sciences Tools & Services—3.6%
Nektar Therapeutics *	11,729	78,702

Pharmaceuticals—57.1%
Adams Respiratory Therapeutics, Inc.*	2,702	161,417
Discovery Laboratories, Inc.*	47,377	101,861
Hi-Tech Pharmacal Co., Inc.*	12,313	119,559
Inspire Pharmaceuticals, Inc.*	23,187	138,658
King Pharmaceuticals, Inc.*	8,441	86,436
K-V Pharmaceutical Co., Class A*	3,022	86,248
Matrixx Initiatives, Inc.*	4,896	68,103
Pharmaxis Ltd. GDR (Australia)*	2,109	117,219
Sepracor, Inc.*	3,531	92,689
SkyePharma PLC (United Kingdom)*	214,600	52,330
UCB SA (Belgium)	1,835	83,222
Vectura Group PLC (United Kingdom)*	123,632	133,510

Total Pharmaceuticals		1,241,252

Total Investments—99.3% (Cost $2,351,469)(a)		$2,159,781
Other assets less liabilities—0.7%		14,373

Net Assets—100.0%		$2,174,154

GDR - Global Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes.  At December 31, 2007, net unrealized depreciation was $191,688 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $277,922 and aggregate gross unrealized depreciation of $469,610.

HEALTHSHARESTM RESPIRATORY/PULMONARY EXCHANGE-TRADED FUND

COUNTRY BREAKDOWN AS OF DECEMBER 31, 2007 (Unaudited)

	Market	% of
	Value	Net Assets
United States	$1,680,540	77.3%
United Kingdom	185,840	8.5
Australia	117,219	5.4
Switzerland	92,960	4.3
Belgium	83,222	3.8

Total Investments	2,159,781	99.3
Other assets less liabilities	14,373	0.7

Net Assets	$2,174,154	100.0%

Item 2.   Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		HealthSharesTM, Inc.

By:	/s/	William J. Kridel, Jr.
William J. Kridel, Jr.
President, Chairman and Chief Executive Officer

Date:		February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	William J. Kridel, Jr.
William J. Kridel, Jr.
President, Chairman and Chief Executive Officer

Date:	February 20, 2008

By:	/s/	David W. Jaffin
David W. Jaffin
Chief Financial Officer, Secretary and Treasurer

Date:	February 20, 2008